FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012
Derivative Liability	$ 1,539	$ 0
Derivative [Member]
Derivative Liability	1,539
Fair Value, Inputs, Level 1 [Member]
Derivative Liability	0
Fair Value, Inputs, Level 1 [Member] | Derivative [Member]
Derivative Liability	0
Fair Value, Inputs, Level 2 [Member]
Derivative Liability	0
Fair Value, Inputs, Level 2 [Member] | Derivative [Member]
Derivative Liability	0
Fair Value, Inputs, Level 3 [Member]
Derivative Liability	1,539	0
Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Derivative Liability	$ 1,539	$ 0